Consolidated Income Statement - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jun. 30, 2022
Continuing operations
Revenue	$ 25,713	$ 30,527	$ 65,098
Other income	269	414	1,398
Expenses excluding net finance costs	(15,429)	(15,742)	(32,371)
Profit/(loss) from equity accounted investments, related impairments and expenses	280	(354)	(19)
Profit from operations	10,833	14,845	34,106
Financial expenses	(863)	(377)	(1,050)
Financial income	211	25	81
Net finance costs	(652)	(352)	(969)
Profit before taxation	10,181	14,493	33,137
Income tax expense	(3,038)	(4,833)	(10,430)
Royalty-related taxation (net of income tax benefit)	(17)	(126)	(307)
Total taxation expense	(3,055)	(4,959)	(10,737)
Profit after taxation from Continuing operations	7,126	9,534	22,400
Discontinued operations
Profit after taxation from Discontinued operations		972	10,655
Profit after taxation from Continuing and Discontinued operations	7,126	10,506	33,055
Attributable to non-controlling interests	669	1,063	2,155
Attributable to BHP shareholders	$ 6,457	$ 9,443	$ 30,900
Basic earnings per ordinary share (cents)	$ 1.275	$ 1.866	$ 6.106
Diluted earnings per ordinary share (cents)	1.273	1.862	6.093
Basic earnings from Continuing operations per ordinary share (cents)	1.275	1.674	4
Diluted earnings from Continuing operations per ordinary share (cents)	$ 1.273	$ 1.67	$ 3.992